UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one):  [ ] is a restatement
							[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
      Name:			Paulson & Co. Inc.
      Address:  		1251 Avenue of the Americas
      				New York, NY 10020
      13F File Number:  	028-10010

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart Merzer
Title:  General Counsel
Phone:  212-956-2221

Signature:		Place:			Date of Signing:
Stuart Merzer		New York, NY		August 12, 2009

Report Type (Check only one):
      [X] 13F HOLDINGS REPORT
						[ ] 13F NOTICE
      [ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			1
Form 13F Information Table Entry Total:		38
Form 13F Information Table Value Total:		$17,127,317

List of Other Included Managers:

No.	Form 13F File Number	Name

01	028-10011				Paulson Management LLC
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        FORM 13F INFORMATION TABLE
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                 COLUMN 1                     COLUMN 2     COLUMN 3 COLUMN 4 COLUMN 5          COLUMN 6COLUMN COLUMN 8

                                                                      VALUE   SHRS OR SH/ PUT/  INVEST  OTHER VOTING AUTHORITY
              NAME OF ISSUER               TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT PRN CALL DSCRETN  MGRS    SOLE   SHARED  NONE
AT & T Inc.                               COMMON          00206R102     74520  3000000 SH      Defined   01     3000000
Anglogold Ashanti Ltd -Spon ADR           SPONSORED ADR   035128206   1569591 42849864 SH      Defined   01    42849864
Bank of America                           COMMON          060505104   2217474167990464 SH      Defined   01   167990464
Boston Scientific Corp                    COMMON          101137107   1005229 99135000 SH      Defined   01    99135000
CB Richard Ellis group Inc                CLASS A         12497T101    125806 13440860 SH        Sole          13440860
CF Industries Holdings Inc                COMMON          125269100     37070   500000 SH      Defined   01      500000
Capital One Financial Corp                COMMON          14040H105    371960 17000000 SH      Defined   01    17000000
Centennial Communication Corp N           CLASS A         15133V208     41900  5000000 SH      Defined   01     5000000
Centex Corp                               COMMON          152312104     10629  1256400 SH      Defined   01     1256400
Cheniere Energy Inc                       COMMON          16411R208     21936  7461191 SH      Defined   01     7461191
Data Domain Inc.                          COMMON          23767P109     67761  2030000 SH      Defined   01     2030000
Dr Pepper Snapple Group Inc               COMMON          26138E109     32247  1521824 SH      Defined   01     1521824
Embarq                                    COMMON          29078E105     84120  2000000 SH      Defined   01     2000000
Fifth Third Bankcorp                      COMMON          316773100     35500  5000000 SH        Sole           5000000
First Horizon National Corp               COMMON          320517105     36000  3000000 SH        Sole           3000000
Gold Fields Ltd.                          SPONSORED ADR   38059T106    277150 23000000 SH      Defined   01    23000000
Goldman Sachs                             COMMON          38141G104    294880  2000000 SH      Defined   01     2000000
Humana Inc                                COMMON          444859102    161300  5000000 SH      Defined   01     5000000
JPMorgan Chase & Co.                      COMMON          46625H100    238770  7000000 SH      Defined   01     7000000
Kimco Realty Inc                          COMMON          49446R109      2183   217259 SH        Sole            217259
Kinross Gold Corp                         COMMON NO PAR   496902404    561577 30780800 SH      Defined   01    30780800
Liberty Media Corp                        COMMON SER A    53071M500    534000 20000000 SH      Defined   01    20000000
Market Vectors ETF Trust                  GOLD MINER ETF  57060U100    226890  6000000 SH      Defined   01     6000000
Marshall & Ilsley Corp                    COMMON          571837103     57600 12000000 SH        Sole          12000000
Mirant Corp                               COMMON          60467R100    286520 18203321 SH      Defined   01    18203321
People's United Financial                 COMMON          712704105     41443  2750000 SH        Sole           2750000
Pepsi Bottling Group Inc                  COMMON          713409100    283302  8371800 SH      Defined   01     8371800
Pepsiamericas Inc.                        COMMON          71343P200    112203  4185100 SH      Defined   01     4185100
Petro-Canada                              COMMON          71644E102    508222 13146800 SH      Defined   01    13146800
Philip Morris International Inc           COMMON          718172109    392589  9000200 SH      Defined   01     9000200
Ultrashort Financial                      COMMON          74347R628     83580  2000000 SH      Defined   01     2000000
Regions Financial Corp                    COMMON          7591EP100    141400 35000000 SH      Defined   01    35000000
SPDR Gold Trust                           COMMON          78463V107   2872170 31500000 SH      Defined   01    31500000
Schering Plough Inc                       COMMON          806605101   1383409 55072000 SH      Defined   01    55072000
State Street Corp                         COMMON          857477103     33040   700000 SH        Sole            700000
Sun Microsystems Inc.                     COMMON          866810203    682280 74000000 SH      Defined   01    74000000
Suntrust Bank Inc.                        COMMON          867914103     24675  1500000 SH        Sole           1500000
Wyeth Com                                 COMMON          983024100   2196390 48389300 SH      Defined   01    48389300


                                                                     17127317
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